RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

21.  RELATED PARTY TRANSACTIONS

After the final payment of the semi-annual instalment of $2.9 million on March 5, 2025, the remaining principal outstanding on the note payable to Omega Jo Inc. (an entity controlled by Patrick Dovigi) was $nil as at December 31, 2025 ($2.9 million as at December 31, 2024).

In connection with Patrick Dovigi’s relocation to the United States, GFL agreed to satisfy any tax obligations arising from the relocation. In 2025, GFL paid $33.5 million in satisfaction of this obligation. This amount is expected to be refunded and has been recognized within other assets.

From time to time, GFL has entered into leases with entities controlled by affiliates of Patrick Dovigi, as well as entities controlled by another director of GFL (the “Related Parties”). As at December 31, 2025, GFL leases six properties from the Related Parties. These leases are on arm’s length and commercially reasonable terms, and have been supported by rental rate comparisons prepared by third parties. None of the leased premises are material to the operations of GFL. For the year ended December 31, 2025, GFL paid $14.3 million ($8.1 million for the year ended December 31, 2024) in aggregate lease payments to the Related Parties.

For the year ended December 31, 2025, GFL entered into transactions with GIP which resulted in revenue of $5.9 million ($34.9 million for the year ended December 31, 2024) and net payables of $0.5 million as at December 31, 2025 (net receivables of $8.6 million as at December 31, 2024).

For the year ended December 31, 2025, GFL entered into transactions with GES which resulted in revenue of $29.1 million, deferred revenue of $62.6 million and net payables of $43.7 million as at December 31, 2025. Prior to the divestiture of GES effective on March 1, 2025, GES was consolidated within GFL and not a separate related party, as a result, no comparative information is applicable.

Compensation of key management personnel

The remuneration of key management personnel consisted of salaries, short-term benefits and share-based payments. During the year ended December 31, 2025 total salaries, short-term benefits and share-based payments to key management personnel was $220.7 million ($75.2 million for the year ended December 31, 2024).